Segment information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Segment information
Number of reportable segments	1
Product revenues
Product revenues	$ 3,701,183,875	$ 1,680,560,853	$ 690,057,249
Other revenues	72,473,670	16,111,882	2,055,715
Total net revenues	3,773,657,545	1,696,672,735	692,112,964
Apparel
Product revenues
Product revenues	1,558,875,302	757,132,824	296,463,332
Shoes and bags
Product revenues
Product revenues	567,262,879	245,095,274	84,801,417
Cosmetics
Product revenues
Product revenues	487,311,778	107,069,891	75,221,908
Sportswear and sporting goods
Product revenues
Product revenues	210,035,825	140,340,540	70,721,110
Home goods and other lifestyle products
Product revenues
Product revenues	210,325,141	143,484,624	68,810,873
Toys, kids and baby
Product revenues
Product revenues	256,981,287	89,129,541	34,544,067
Other goods
Product revenues
Product revenues	$ 410,391,663	$ 198,308,159	$ 59,494,542